Financial Instruments (Summary of Estimated Fair Value of Our Long-Term Obligations and Other Short-Term Borrowings) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Financial Instruments
Long-term obligations and other short-term borrowings	$ 2,619.4	$ 2,310.4
Carrying amount	$ 2,502.0	$ 2,129.3